SUBSEQUENT EVENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Feb. 04, 2019	Dec. 19, 2019	Aug. 21, 2019	Jun. 28, 2019
Disclosure of non-adjusting events after reporting period [line items]
Equity Issuance, Price per Share	$ 1.33		$ 1.25
Increase (decrease) in number of shares outstanding	3,124,059		8,326,957
Gross proceeds from issuing shares			$ 10,400
Percentage of finders fee	6.00%		6.00%
Finders fee	$ 72		$ 624
Deepkloof Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity Issuance, Price per Share				$ 1.17
Increase (decrease) in number of shares outstanding				1,111,111
Event After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Equity Issuance, Price per Share		$ 1.24
Increase (decrease) in number of shares outstanding		3,225,807
Gross proceeds from issuing shares		$ 4,000
Percentage of finders fee		6.00%
Finders fee		$ 54
Event After Reporting Period [Member] | Deepkloof Limited [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase (decrease) in number of shares outstanding		1,612,931